Related party transactions and balances - Other payables (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Other payables to related parties	$ 1,334,534	$ 549,858
Xia Wang
Related Party Transaction [Line Items]
Other payables to related parties	83,619	30,015
Zeshu Dai
Related Party Transaction [Line Items]
Other payables to related parties	659,420	486,418
Penglin Wang
Related Party Transaction [Line Items]
Other payables to related parties	162,047	33,425
Zili Zhang
Related Party Transaction [Line Items]
Other payables to related parties	$ 429,448	$ 0